Share Capital	12 Months Ended
Dec. 31, 2011
Share Capital [Abstract]
Share Capital
15.	Share Capital

At December 31, 2011 the Company had two classes of common shares. The rights of holders of Class B common shares are identical to those of holders of Class A common shares, except that the dividend rights of holders of Class B common shares are subordinated to those of holders of Class A common shares until certain financial conditions, mainly relating to the record of dividend payments, have been met when the Class B common shares would convert to Class A common shares on a one-for-one basis. The financial conditions have not yet been met and accordingly the conversion has not taken place.

Until January 1, 2009 the Company had three classes of common shares but on that date the 12,375,000 Class C common shares were converted into Class A common shares on a one-for-one basis.

Restricted stock units are granted periodically to the Directors and management, under the Company's 2008 Equity Incentive Plan, as part of their compensation arrangements (see note 17).

The Series A preferred shares rank senior to the common shares and are mandatorily redeemable in 12 quarterly instalments commencing on August 31, 2016. They are classified as a long-term liability. The dividend that preferred shareholders are entitled to be paid is presented as part of interest expense.

On August 24, 2010, 39,531,348 Public Warrants, which gave the holder the right to purchase one Class A common share at a price of $6, and 5,500,000 Sponsor Warrants, which had similar terms except that the exercise had to be on a cashless basis, expired. There are 6,188,088 Class A Warrants outstanding which expire on September 1, 2013 and give the holders the right to purchase one Class A common share at a price of $9.25.

As at December 31, 2011, total proceeds received in 2008 from the exercise of Public Warrants, prior to their expiry, were $3,027 (December 31, 2010: $3,027). Such funds are to be used to redeem the Series A preferred shares, with a minimum redemption instalment of $5,000. As this threshold has not been reached, none of the preferred shares have been redeemed and the funds are classified as restricted cash in the consolidated balance sheet.

On February 10, 2009, the Company announced a fourth quarter 2008 dividend of $0.23 per Class A common share, unit and Class B share which was paid on March 5, 2009 to Class A common shareholders and unit holders and Class B shareholders of record as of February 20, 2009.